Discontinued Operations (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Supply And Services Of Products [Line Items]
First Year	$ 4.25
Second Year	4.25
Third Year	4.25
Fourth Year	4.86
Fifth Year	$ 4.86